Acquisitions/Divestitures (Details 1) $ in Millions				1 Months Ended		3 Months Ended			12 Months Ended
	Nov. 06, 2015 USD ($)	Oct. 13, 2015 USD ($)	Jul. 03, 2013 USD ($)	Feb. 18, 2016 USD ($)	Jan. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) Acquisition	Sep. 30, 2014 Acquisition	Sep. 30, 2013 Acquisition	Dec. 31, 2015 USD ($) Acquisition	Dec. 31, 2014 USD ($) Acquisition	Dec. 31, 2013 USD ($) Acquisition
Acquisitions:
Businesses acquired, number (in entities) | Acquisition									14	6	10
Businesses acquired, aggregate cost									$ 3,555.0	$ 608.0	$ 3,219.0
Goodwill						$ 32,021.0			32,021.0	30,556.0	31,184.0
Software
Acquisitions:
Goodwill						21,644.0			21,644.0	21,000.0	21,121.0
GBS
Acquisitions:
Goodwill						4,396.0			4,396.0	4,555.0	4,855.0
GTS
Acquisitions:
Goodwill						4,133.0			4,133.0	3,530.0	3,608.0
Systems Hardware
Acquisitions:
Goodwill						1,848.0			1,848.0	$ 1,472.0	1,601.0
SoftLayer
Acquisitions:
Percentage of business acquired			100.00%
Businesses acquired, cash consideration			$ 1,977.0
Goodwill			$ 1,285.0								$ 1,285.0
Expected percent of goodwill deductible for tax purposes			0.00%
Acquired intangible asset, weighted average useful life											7 years
SoftLayer | Software
Acquisitions:
Goodwill			$ 39.0
SoftLayer | GTS
Acquisitions:
Goodwill			$ 1,246.0
Merge
Acquisitions:
Percentage of business acquired		100.00%
Businesses acquired, cash consideration		$ 1,036.0
Goodwill						695.0			$ 695.0
Expected percent of goodwill deductible for tax purposes		0.00%
Acquired intangible asset, weighted average useful life									7 years
Merge | Software
Acquisitions:
Goodwill		$ 695.0
Cleversafe
Acquisitions:
Percentage of business acquired	100.00%
Businesses acquired, cash consideration	$ 1,309.0
Goodwill	$ 1,000.0					1,000.0			$ 1,000.0
Expected percent of goodwill deductible for tax purposes	0.00%
Acquired intangible asset, weighted average useful life									6 years 11 months
Cleversafe | GTS
Acquisitions:
Goodwill	$ 590.0
Cleversafe | Systems Hardware
Acquisitions:
Goodwill	$ 410.0
The Weather Company | Subsequent event
Acquisitions:
Businesses acquired, cash consideration					$ 2,000.0
Truven | Subsequent event | Estimated
Acquisitions:
Businesses acquired, cash consideration				$ 2,600.0
Other Acquisitions
Acquisitions:
Percentage of business acquired										100.00%	100.00%
Goodwill						895.0			$ 895.0	$ 442.0	$ 961.0
Expected percent of goodwill deductible for tax purposes									7.00%	1.00%	2.00%
Acquired intangible asset, weighted average useful life									6 years 5 months	6 years 10 months	6 years 7 months
Other Acquisitions | Software
Acquisitions:
Businesses acquired, number (in entities) | Acquisition									8	5	8
Goodwill						$ 717.0			$ 717.0	$ 430.0	$ 948.0
Other Acquisitions | GBS
Acquisitions:
Businesses acquired, number (in entities) | Acquisition						2
Goodwill						$ 74.0			$ 74.0
Other Acquisitions | GTS
Acquisitions:
Businesses acquired, number (in entities) | Acquisition							1		2
Goodwill						$ 104.0			$ 104.0	$ 11.0
Other Acquisitions | Systems Hardware
Acquisitions:
Businesses acquired, number (in entities) | Acquisition								1
Goodwill											$ 13.0
AlchemyAPI
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Blekko
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Explorys
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Phytel
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Compose
Acquisitions:
Percentage of business acquired						100.00%			100.00%
StrongLoop
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Clearleap
Acquisitions:
Percentage of business acquired						100.00%			100.00%
IRIS Analytics
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Blue Box
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Gravitant
Acquisitions:
Percentage of business acquired						100.00%			100.00%
Meteorix
Acquisitions:
Percentage of business acquired						100.00%			100.00%